Organization and Nature of Business and Going Concern (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2016	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018
Organization and Nature of Business and Going Concern (Textual)
Working capital deficiency			$ 30,800		$ 30,800		$ 21,000
Net loss			(14,641)	$ (4,720)	(27,129)	$ (13,201)	(27,503)	$ (11,729)
Net cash used in operating activities					218	$ (1,136)	(2,785)	(8,201)
Form S-3 Market capitalization ceiling			75,000		$ 75,000		75,000
Credit facility, maximum borrowing capacity	$ 10,000
Credit facility, maturity date	Nov. 14, 2018
Line of credit facility utilized	$ 6,700
Reduction in operating expenses on an annual basis		$ 6,000		$ 1,800
Capital resources, description					The Company's capital resources as of September 30, 2017, availability on the unlimited Payplant Loan Agreement (as described in Note 9) to finance purchase orders and invoices, higher margin business line expansion and credit limitation improvements, may not be sufficient to fund planned operations going into 2018. The Company will need to raise $15 million outside capital under structures available to it including debt and/or equity offerings this year.
Proceeds from public offering received		6,000
Pay down outstanding indebtedness		$ 5,500
Additional capital from sale of securities			$ 23		$ 23		$ 64,148	$ 58,251
Subsequent Event [Member]
Organization and Nature of Business and Going Concern (Textual)
Additional capital from sale of securities									$ 3,200
Hillair Capital Investments L.P. [Member]
Organization and Nature of Business and Going Concern (Textual)
Securities purchase agreement, description	(i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $5,000,000.